Vessels, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels, net
5. Vessels, net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	698,729,462	(194,434,379)	504,295,083

Additions	129,996,020	—	129,996,020
Depreciation for the year	—	(26,076,687)	(26,076,687)

Balance, December 31, 2024	828,725,482	(220,511,066)	608,214,416

Additions	15,586,855	—	15,586,855

Impairment loss	(23,576,347)	23,087,947	(488,400)

Vessel total loss	(59,974,904)	2,807,728	57,167,176

Disposals	(34,795,758)	10,261,378	(24,534,380)

Transfer to Assets held for sale	(24,945,022)	—	(24,945,022)

Depreciation for the year	—	(25,252,476)	(25,252,476)

Balance, December 31, 2025	701,020,306	(209,606,489)	491,413,817

On December 15, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Spirit” to an unaffiliated third party for $5,700,000. The vessel was classified as vessel held for sale as of December 31, 2022 and was recorded at its selling price of $5,700,000 less estimated selling expenses of $50,311. The total impairment charge recognized in the Company’s consolidated statement of income for the year ended December 31, 2022 amounted
to $565,591. An amount of $1,140,000 in connection with this sale was collected in December 2022 and was included under the caption “Accrued and other liabilities” in the consolidated balance sheet as of December 31, 2022. The Company decided to dispose the vessel “Gas Spirit” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on January 19, 2023 and the Company realized a loss from the sale of this vessel of $23,354 which is included in the Company’s consolidated statement of income under the caption “Net gain on sale of vessels” for the year ended December 31, 2023.
On February 13, 2023, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Galaxy” to an unaffiliated third party for $2,100,000. The Company disposed the vessel “Gas Galaxy” as the agreed selling price was a suitable opportunity for the Company. This vessel had a net book value, after impairment amounting to $45,578, of $2,100,000 as of December 31, 2022. The vessel was delivered to her new owners on April 4, 2023 and an impairment loss of $57,320 was recognized in the Company’s consolidated statement of income for the year ended December 31, 2023.
On April 26, 2023, the Company entered into four memorandum of agreements for the disposal of the vessels “Eco Texiana”, “Eco Enigma”, “Eco Czar” and “Eco Nemesis” to an unaffiliated third party for a total of $70,715,000. The vessels “Eco Texiana”, “Eco Enigma”, “Eco Czar” and “Eco Nemesis” were delivered to their new owner on May 26, 2023, June 14, 2023, July 18, 2023 and August 4, 2023 respectively. The vessel “Eco Nemesis” was classified as vessels held for sale as of June 30, 2023 and was recorded at its selling price of $16,950,000. The Company realized an aggregate gain from the sale of the vessels of $7,669,135 which is included in the Company’s consolidated statement of income under the caption “Net gain on sale of vessels” for the year ended December 31, 2023.
On May 26, 2023, the Company entered into two memorandum of agreements for the disposal of the vessels “Eco Green” and “Eco Dream” to unaffiliated third parties for a total of $35,340,000. The Company decided to dispose these vessels as the agreed selling price was a suitable opportunity for the Company. These vessels, together with their inventories on board amounting to $246,725, were classified as assets held for sale as of
December 31, 2023 and were recorded at their selling price of $35,340,000 less estimated selling expenses of $706,800. The total impairment charge recognized in the Company’s consolidated statement of income for the year ended December 31, 2023 amounted to $2,759,553. The vessel “Eco Green” was delivered to her new owners on January 9, 2024, whereas the vessel “Eco Dream” was delivered to her owners on January 17, 2024 and the Company realized a gain from the sale of these vessels of $46,384 which is included in the Company’s consolidated statement of income under the caption “Net gain on sale of vessels” for the year ended December 31, 2024.
Additions during the year ended December 31, 2024 mainly relate to the acquisition of the vessels Eco Oracle, Eco Wizard and Gas Defiance (Note 3).
On April 18, 2025, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Cerberus” to an unaffiliated third party for $12,400,000
, in accordance with the Company’s strategy of selling older vessels.
The vessel was delivered to her new owners on June 18, 2025. The Company realized a loss from the sale of the vessels of $121,218 which is included in the Company’s consolidated statement of income under the caption “Net gain on sale of vessels” for the year ended December 31, 2025.
On July 22, 2025, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Elixir” to an unaffiliated third party for $12,700,000.
The Company decided to dispose this vessel as the agreed selling price was a suitable opportunity for the Company.
The vessel was delivered to her new owners on November 3, 2025. The Company realized a gain from the sale of the vessels of $659,218 which is included in the Company’s consolidated statement of income under the caption “Net gain on sale of vessels” for the year ended December 31, 2025.
On September 17, 2025, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Invictus” to an unaffiliated third party for $14,300,000. The vessel was classified as vessel held for sale as of December 31, 2025. The Company decided to dispose the vessel “Eco Invictus” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on March 16, 2026.
On December 29, 2025, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Universe” to an unaffiliated third party for $14,950,000. The vessel was classified as vessel held for sale as of December 31, 2025. The Company decided to dispose the vessel “Eco Universe” as the agreed selling price was a suitable opportunity for the Company. The vessel will be delivered to her new owners in the second quarter of 2026.
Additions during the year ended December 31, 2025 mainly relate to the acquisition of the vessels Gas Haralambos and Eco Lucidity (Note 3).
During the year, the vessel Eco Wizard, was declared a total loss following an explosion while in a Russian port in July 2025, and since that time has been unable to be employed as a result of the damage sustained.
The net carrying amount of the vessel at the time of loss was $57,167,176, net of accumulated depreciation. This amount has been derecognized from the Company’s vessels balance.
The loss has been recognized in the Company’s consolidated statement of income, together with the related insurance recovery, under the caption “Vessels’ operating expenses”, consistent with the provision and insurance claim disclosed (Note 16).
As of December 31, 2025, no vessels (2024: 3 vessels with a carrying value of $159,912,825) have been mortgaged as collateral to secure the Company’s bank loans (Note 8).
As of December 31, 2024 and 2025, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value.